Property and Equipment Balances (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 713,781	$ 651,421
Less accumulated depreciation and amortization	423,196	391,453
Property and equipment, net	290,585	259,968
Computer and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	317,862	261,937
Buildings and improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	243,211	241,675
Furniture and other equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	135,741	129,799
Land
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,763	17,021
Other
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 204	$ 989